Business combination - Purchase Consideration - Acquisition of Neemo (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Feb. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 28, 2019
Purchase consideration
Total adjusted consideration		R$ 208,969
Analysis of the cash flow of the acquisition
Cash flow from investment activities		147,251	R$ 97,270	R$ 75,132
Neemo
Purchase consideration
Amount paid in cash	R$ 14,880
Amount to be paid on the acquisition of shares	1,500				R$ 1,500
Amount retained installments	1,500
Amount complementary installments	1,195
Fair value of contingent consideration (Earn-out)	1,288	R$ 1,288
Total adjusted consideration	20,363
Analysis of the cash flow of the acquisition
Amount paid in cash	14,880
Amount to be paid on the acquisition of shares	1,500				R$ 1,500
Net cash acquired from subsidiary	(75)
Cash flow from investment activities	R$ 16,305